Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Text Block [Abstract]
LEASES

14.    LEASES

The Company leases certain facilities under non-cancelable operating leases that expire at various dates through 2026. Some leases include renewal options, which would permit extensions of the expiration dates at rates approximating fair market rental values. The Company also enters into certain finance leases for computer equipment. The finance leases are collateralized by the financed assets.

Aggregate noncancelable future minimum lease payments under operating and finance leases were as follows as of June 30, 2022:

	Operating Lease	Financing Lease
Remainder of 2022	$1,788	$303
2023	3,754	189
2024	3,226	122
2025	902	12
2026	445	—
Thereafter	1,632	—
Total	11,747	626
Less: imputed interest	(1,324)	(51)
Present value of lease liabilities	10,423	575
Less: current portion	(3,299)	(361)
Lease liabilities, net of current portion	$7,124	$214

The components of lease cost were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Operating lease cost	$854	$853	$1,719	$1,676
Short-term lease cost	80	70	137	283
Financing lease cost:
Amortization of finance leased assets	365	635	776	1,289
Interest of lease liabilities	22	227	59	467

The table below presents additional information related to our leases as of June 30, 2022:

	Operating Lease	Financing Lease
Weighted average remaining lease term (years)	3.85	1.55
Weighted average discount rate	5.92%	10.12%

The Company’s total rent expense for the three and six months ended June 30, 2022 was $934 and $1,856, respectively. The Company’s total rent expense for the three and six months ended June 30, 2021 was $923 and $1,959, respectively.

13.    LEASES

The Company leases certain facilities under non-cancelable operating leases that expire at various dates through 2025. Some leases include renewal options, which would permit extensions of the expiration dates at rates approximating fair market rental values. The Company also enters into certain finance leases for computer equipment. The finance leases are collateralized by the financed assets.

Aggregate noncancelable future minimum lease payments under operating and finance leases are as follows:

	Operating Lease	Financing Lease
Year Ending December 31:
2022	$3,544	$1,383
2023	3,543	189
2024	3,288	122
2025	962	11
2026	505	—
Thereafter	1,785	—
Total	13,627	1,705
Less: imputed interest	(1,735)	(112)
Present value of lease liabilities	11,892	1,593
Less: current portion	(3,281)	(1,301)
Lease liabilities, net of current portion	$8,611	$292

Additional information related to the Company’s lease balances during the year ended and as of December 31, 2021 includes:

December 31, 2021
Operating lease cost	$3,654
Short-term lease cost	$524

Financing lease cost:
Amortization of finance leased assets	$2,575
Interest of lease liabilities	$472
	Operating Lease	Financing Lease
Weighted average remaining lease term (years)	4.51	1.22
Weighted average discount rate	5.94%	13.21%

The Company’s rent expense totaled approximately $4,178 and $3,514 during the years ended December 31, 2021 and 2020, respectively.